MANAGEMENT OF FINANCIAL RISK (Capital Management) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
MANAGEMENT OF FINANCIAL RISK
Equity	$ 1,403,865	$ 1,238,367
Debt	126,031	206,847	$ 219,175
Lease obligations	67,977	57,401
Less: cash and cash equivalents	(231,328)	(128,148)
Capital amount	$ 1,366,545	$ 1,374,467